Earnings Per Share - Computation (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss)	$ 5,318	$ 1,194	$ 1,959	$ (2,512)	[1]	$ 1,983	$ (3,969)	$ 8,471	$ (4,498)	[1],[2]	$ (15,727)	$ (82,651)	$ 152,218
Less: net income (loss) attributable to noncontrolling interests	$ 1,986			$ (974)				$ 3,183	$ (1,711)		(5,829)	33,338	76,757
Net income (loss) attributable to WM Technology, Inc. - basic											(9,898)	(115,989)	60,383
Net income (loss) attributable to WM Technology, Inc. Class A Common Stock - diluted											$ (9,898)	$ (115,989)	$ (12,100)
Denominator:
Weighted average of shares of Class A common stock outstanding - basic (in shares)											93,244,911	85,027,120	65,013,517
Acquisition holdback shares (in shares)	0			0				0	0
Weighted average common shares outstanding - diluted (in shares)											93,244,911	85,027,120	66,813,417
RSUs
Denominator:
Stock units (in shares)	644,463			0				1,016,101	0
Performance-based restricted stock units
Denominator:
Stock units (in shares)	0			0				2,566	0
Class A Common Stock
Numerator:
Net income (loss) attributable to WM Technology, Inc. - basic	$ 3,332			$ (1,538)				$ 5,288	$ (2,787)
Net income (loss) attributable to WM Technology, Inc. Class A Common Stock - diluted	$ 3,332			$ (1,538)				$ 5,288	$ (2,787)
Denominator:
Weighted average of shares of Class A common stock outstanding - basic (in shares)	97,166,788			93,651,871	[1]			95,743,064	92,947,191	[1]	93,244,911	85,027,120	65,013,517
Weighted average common shares outstanding - diluted (in shares)	97,811,251			93,651,871	[1]			96,761,731	92,947,191	[1]	93,244,911	85,027,120	66,813,417
Net income (loss) per share of Class A common stock - basic (in dollars per share)	$ 0.03			$ (0.02)	[1]			$ 0.06	$ (0.03)	[1]	$ (0.11)	$ (1.36)	$ 0.93
Net income (loss) per share of Class A common stock - diluted (in dollars per share)	$ 0.03			$ (0.02)	[1]			$ 0.05	$ (0.03)	[1]	$ (0.11)	$ (1.36)	$ (0.18)

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.